Filed electronically with the Securities and Exchange Commission on August 12, 2020

1933 Act File No. 033-34645

1940 Act File No. 811-06103

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 90	|X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 106

Investors Cash Trust (Exact name of Registrant as Specified in Charter)

875 Third Avenue New York, NY 10022-6225 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 454-4500

John Millette

Vice President and Secretary

Investors Cash Trust

One International Place

Boston, MA 02110-2618

(Name and Address of Agent for Service)

With a copy to:

John S. Marten

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601-1104

It is proposed that this filing will become effective (check appropriate box):

[X ]	Immediately upon filing pursuant to paragraph (b)
[__]	On ______________ pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a)(1)
[__]	On ______________ pursuant to paragraph (a)(1)
[__]	75 days after filing pursuant to paragraph (a)(2)
[__]	On ______________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[__]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, each a series of the Registrant:

  DWS Treasury Portfolio — DWS U.S. Treasury Money Fund Class S
  DWS Treasury Portfolio — Institutional Shares
  DWS Treasury Portfolio — Investment Class Shares
  DWS Treasury Portfolio — Capital Shares

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 10th day of August 2020.

INVESTORS CASH TRUST

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	August 10, 2020

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	August 10, 2020

/s/John W. Ballantine
John W. Ballantine*	Trustee	August 10, 2020

/s/ Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	August 10, 2020

/s/ Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	August 10, 2020

/s/ Richard J. Herring
Richard J. Herring*	Trustee	August 10, 2020

/s/William McClayton
William McClayton*	Trustee	August 10, 2020

/s/ Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	August 10, 2020

/s/ William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	August 10, 2020

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 76, as filed on July 25, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase